Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 284,288	$ 73,673	$ 56,556
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	6,699	4,723	4,388
Decrease (increase) in:
Prepaid expenses and other current assets	(2,577)	1,103	8,693
Increase (decrease) in:
Accounts payable and accrued expenses	(2,350)	981	(4,363)
Total adjustments	327,495	322,582	371,989
Net cash provided by operating activities	611,783	396,255	428,545
Cash flows from investing activities:
Net cash used in investing activities	(1,930,129)	(689,902)	(761,792)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount	290,550
Purchase of treasury shares	(72,220)	(68,493)	(8,597)
Issuance of common shares upon exercise of share options	9,043	1,295	126
Dividends paid on common shares	(12,285)
Dividends paid on preferred shares	(9,975)
Other	(970)
Net cash provided by financing activities	1,395,832	220,730	386,182
Effect of exchange rate changes	(79)	177	42
Cash and cash equivalents, beginning of the year	131,018
Cash and cash equivalents, end of the year	206,210	131,018
Parent Company
Cash flows from operating activities:
Net income	284,288	72,822	56,724
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(289,133)	(76,076)	(60,813)
Dividends received from subsidiaries	61,000	76,167	46,823
Share-based compensation expense	6,699	4,723	4,388
Decrease (increase) in:
Prepaid expenses and other current assets	(42)	(26)	(128)
Increase (decrease) in:
Accounts payable and accrued expenses	436	(82)	(237)
Total adjustments	(221,040)	4,706	(9,967)
Net cash provided by operating activities	63,248	77,528	46,757
Cash flows from investing activities:
Investments in subsidiaries	(269,436)	(2,050)	(41,865)
Net cash used in investing activities	(269,436)	(2,050)	(41,865)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount	290,550
Purchase of treasury shares	(72,220)	(68,493)	(8,597)
Issuance of common shares upon exercise of share options	9,043	1,295	126
Dividends paid on common shares	(12,285)
Dividends paid on preferred shares	(9,975)
Due to (from) affiliates, net	448	(2,041)	49
Other	(970)
Net cash provided by financing activities	204,591	(69,239)	(8,422)
Effect of exchange rate changes	(79)	177	42
Net (decrease) increase in cash and cash equivalents	(1,676)	6,416	(3,488)
Cash and cash equivalents, beginning of the year	12,372	5,956	9,444
Cash and cash equivalents, end of the year	$ 10,696	$ 12,372	$ 5,956